Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 04, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Policy
Our Insider Trading Policy prohibits the grant of stock options, stock appreciation rights, or similar option-like instruments when we are in possession of material nonpublic information. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The following table contains information required by Item 402(x)(2) of Regulation
S-K
about stock options granted to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of any Current Report on Form
8-K
that discloses material nonpublic information. Except for the stock option grant to Dr. Katz disclosed below, none of our other NEOs were granted stock options within such period and we did not grant any stock options, stock appreciation rights, or similar option-like instruments to our NEOs during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form
10-Q,
or the filing of the Company’s Annual Report on Form
10-K.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing Market Price
of the Securities Underlying the Award
Between the Trading Day Ending Immediately
Prior to the Disclosure of Material Nonpublic
Information and the Trading Day Beginning
Immediately Following the Disclosure of
Material Nonpublic Information

Dr. Barrett Katz	1/4/2024	67,500	$22.00	$1,064,201	-12.96%

Award Timing Method	Our Insider Trading Policy prohibits the grant of stock options, stock appreciation rights, or similar option-like instruments when we are in possession of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false
Dr. Barrett Katz [Member]
Awards Close in Time to MNPI Disclosures
Name		Dr. Barrett Katz
Underlying Securities		67,500
Exercise Price | $ / shares		$ 22
Fair Value as of Grant Date | $		$ 1,064,201
Underlying Security Market Price Change		(12.96)